Balances under contracts with customers and other ifrs 15 disclosures statements	12 Months Ended
Dec. 31, 2025
Balances under contracts with customers and other IFRS15 disclosures [Abstract]
Disclosure of balances under contracts with customers and other iFRS15 disclosures [Text Block]
4.4 BALANCES UNDER CONTRACTS WITH CUSTOMERS AND OTHER IFRS 15 DISCLOSURES
Balance sheet information under IFRS 15
As indicated in Note 1.3.3.4 in relation to the policy for recognizing contract revenue (IFRS 15), for contracts in which the performance obligations are measured over time, the difference between the revenues recognized for services rendered and the amounts actually billed to the customer are systematically analyzed on a contract-by-contract basis.
If the amount billed is lower than the revenue recognized, the difference is recognized as an asset under “Trade receivables for sales and services – Net completed work pending certification” (Note 4.2), whereas if the revenue recognized is lower than the amount billed, a liability is recognized under “Short-term trade and other payables - Work certified in advance” (Note 4.3).
For certain construction contracts, advances are agreed, paid by the customer at contract inception and offset, under a specific calendar, against progress billings as the works are executed. These amounts are reported as "advanced payments".
All these balances are carried on the liabilities side of the balance sheet under the heading “Trade payables” (Note 4.3.a).
In contrast to the advance payments, under some contracts the customer retains a portion of each progress billing payment to guarantee certain contractual obligations are met, which is not reimbursed until the contract is definitively settled. These balances are carried on the assets side of the balance sheet as "Retentions" under “Trade receivables for sales and services” (Note 4.2.a).
Unlike completed work pending certification and work certified in advance, advances and retentions are balances that will have an impact on future cash flows, since in the case of the advances a lower amount will be collected in the future as the advances are discounted from the progress billings, whereas the retentions will give rise to higher collections in the future, since the customer will reimburse the related amounts as and when the contract work is settled. Therefore, these advance payments are not presented as a contract liability due to their distinct nature and impact on future cash flows. Consequently, they are not presented on a net basis against contract assets and contract liabilities.
Set out below is a breakdown of the amounts recognized in this connection at December 31, 2025 and December 31, 2024:

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Completed work pending certification	573	(21)	(25)	160	686
Retentions	191	(11)	(2)	(32)	145
Total customer contract assets	764	(32)	(27)	127	832
Work certified in advance	1,227	(101)	(3)	323	1,445
Advance payments	392	(19)	—	6	379
Total customer contract liabilities	1,619	(120)	(3)	328	1,824

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
Total customer contract assets	606	13	—	146	764
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Total customer contract liabilities	1,530	27	—	63	1,619
The balance of work completed pending certification at December 31, 2025 and December 31, 2024 related mainly to revenue under the main contract with the customer since, according to the Group’s general policy, only work that is due and payable, i.e. has been approved by the customer, may be recognized in the financial statements. Claims only include cases in which it is deemed highly likely that there will be no reversal of revenue in the future.
In general, performance obligations in the construction business are fulfilled over time. Therefore, the balance relates basically to differences between work completed and work certified due to timing differences in the customer certification and review process, billing milestones or certification schedule.
Other disclosures relating to IFRS 15:
Revenue from contracts with customers:
EUR 9,516 million of the total revenue recognized in 2025 (EUR 9,024 million and EUR 8,339 million in 2024 and 2023, respectively) (Note 2.1 Operating income) relates to revenue from contracts with customers, which accounted for 98.9% of revenue recognized (98.7% and 97.9% in 2024 and 2023, respectively).

Million euro	2025	2024	2023
Construction	7,455	7,091	6,909
Highways	1,361	1,236	1,071
Airports	111	90	8
Other segments	589	607	351
Revenue from contracts with customers	9,516	9,024	8,339
The table below shows a breakdown of income pending recognition in relation to uncompleted performance obligations by business area at year-end, and includes an estimate of the years in which it is expected to appear in income:

REVENUE	2025	2026	2027	2028	2029 and beyond	TOTAL
Construction	6,942	4,407	2,572	1,070	2,447	17,438
Energy & Other	523	286	74	60	294	1,237
Total	7,465	4,693	2,646	1,130	2,741	18,675
In 2025, there are a total of 773 contracts in force in the Construction businesses (738 contracts in 2024) and 202 Energy contracts (138 contracts in 2024).